Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

January 24, 2013

Mr. Edward Bartz

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Trust”)

File Nos. 33-72424, 811-8194

Post-Effective Amendment No. 109

Dear Mr. Bartz:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company. This filing includes Post-Effective Amendment No. 109 to the Trust’s 1933 Act Registration Statement on Form N-1A and Amendment No. 110 to its 1940 Act Registration Statement.

This filing is made pursuant to Rule 485(a) to incorporate changes resulting from revisions to the principal investment strategies for each of the Redmont Resolute Fund I and Redmont Resolute Fund II (the “Funds”), two series of the Trust. The changes are being made in order for the Trust, on behalf of the Funds, and their investment adviser, Highland Associates, Inc. (the “Adviser”), to rely on the “manager of managers” exemptive relief granted by the Securities and Exchange Commission on December 5, 2012 (the “Exemptive Order”). Pursuant to the Exemptive Order, the Adviser to the Funds may: (i) select one or more unaffiliated sub-advisers to manage all or a portion of the assets of the Funds, and (ii) materially amend any sub-advisory agreements with such sub-advisers, in each instance subject to approval by the Trust’s Board of Trustees, but not by shareholders. The Adviser requested this exemptive relief in order to pursue an investment strategy that permits the allocation of the Funds’ assets among both investment sub-advisers and other investment companies, including mutual funds.

The SEC Staff is requested to address any comments on this filing to me at 720.917.0864, or my paralegal, Jennifer Craig, at 720.917.0611.

Sincerely,

/s/ David T. Buhler
David T. Buhler
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP